UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):
       [_] is a restatement.
       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Park West Asset Management LLC
Address:    900 Larkspur Landing Circle, Suite 165
            Larkspur, California 94939

Form 13F File Number:028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 James J. Watson
                             Chief Financial Officer
                                 (415) 354-0677


                               /s/ James J. Watson
                            ------------------------
                              Larkspur, California
                                  August 14, 2008


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0

Form 13 F Information Table Entry Total:           45

Form 13 F Information Table Value Total: $296,720,530

List of Other Included Managers:                 NONE

                         Park West Asset Management LLC
                            Form 13 F Holdings Report
                                 June 30, 2008



Column 1                             Column 2    Column 3  Column 4          Column 5         Column 6 Column 7        Column 8
--------------------------------    ----------  ---------  --------  -----------------------  -------- --------  ------------------
                                     Title of               Value     Shares/     Sh/   Put/  Invstmnt  Other      Voting Authority
Name of Issuer                         Class      Cusip    (x$1000)   Prn Amt     Prn   Call  Dscretn   Mngrs     Sole   Shared None
--------------------------------    ----------  ---------  --------   --------  ------ -----  -------- --------  ------- ------ ----
ALLIANCE DATA SYSTEMS CORP          COM         018581108   5,442,000    96,240  SH           SOLE                96,240
ALLIANCE IMAGING INC                COM         018606202   9,595,000 1,106,737  SH           SOLE             1,106,737
ALTRIA GROUP, INC                   COM         02209S103   3,389,000   164,851  SH           SOLE               164,851
AMERICAN WATER WORKS CO, INC        COM         030420103  15,844,000   714,353  SH           SOLE               714,353
APPLE, INC                          COM         037833100   9,059,000    54,102  SH           SOLE                54,102
ATLAS AMERICA, INC                  COM         049167109  26,045,000   578,132  SH           SOLE               578,132
CAI INTERNATIONAL, INC              COM         12477X106   5,469,000   314,293  SH           SOLE               314,293
CVR ENERGY, INC                     COM         12662P108   4,775,000   248,031  SH           SOLE               248,031
CALPINE CORP                        COM         131347304   5,968,000   264,547  SH           SOLE               264,547
COGENT COMMUNICATIONS GROUP         COM         19239V302  11,194,000   835,344  SH           SOLE               835,344
COMCAST CORPORATION CL A            COM         20030N101   8,366,000   441,035  SH           SOLE               441,035
CONOCOPHILLIPS                      COM         20825C104   4,451,000    47,157  SH           SOLE                47,157
CONSOL ENERGY INC                   COM         20854P109   3,976,000    35,383  SH           SOLE                35,383
CONSTELLATION ENERGY GROUP          COM         210371100   2,708,000    32,982  SH           SOLE                32,982
COVANTA HOLDING CORP                COM         22282E102   2,526,000    94,657  SH           SOLE                94,657
CYPRESS SEMICONDUCTOR CORP          COM         232806109  10,418,000   420,924  SH           SOLE               420,924
DST SYSTEM INC                      COM         233326107   3,511,000    63,778  SH           SOLE                63,778
DAVITA INC                          COM         23918K108   4,512,000    84,928  SH           SOLE                84,928
EXTERRAN HOLDINGS, INC              COM         30225X103   8,171,000   114,292  SH           SOLE               114,292
GENTEK INC                          COM         37245X203   7,812,000   290,509  SH           SOLE               290,509
HOLLY CORP                          COM         435758305   3,929,000   106,417  SH           SOLE               106,417
HORSEHEAD HOLDING CORP              COM         440694305   5,000,000   411,202  SH           SOLE               411,202
INNOPHOS HOLDINGS INC               COM         45774N108   8,063,000   252,356  SH           SOLE               252,356
KADANT INC                          COM         48282T104   2,813,000   124,482  SH           SOLE               124,482
MI DEVELOPMENTS INC                 COM         55304X104   8,009,000   356,100  SH           SOLE               356,100
MCG CAPITAL CORP                    COM         58047P107   3,169,000   796,321  SH           SOLE               796,321
MEDASSETS, INC                      COM         584045108   8,120,000   476,261  SH           SOLE               476,261
MICROSOFT CORP                      COM         594918104   9,353,000   340,000  SH           SOLE               340,000
NRG ENERGY, INC                     COM         629377508  13,927,000   324,641  SH           SOLE               324,641
NETGEAR, INC                        COM         64111Q104   5,663,000   408,570  SH           SOLE               408,570
PAIN THERAPEUTICS INC               COM         69562K100   3,318,000   419,993  SH           SOLE               419,993
PHILIP MORRIS INTL INC              COM         718172109   6,630,000   134,233  SH           SOLE               134,233
PIONEER NATURAL RESOURCES CO        COM         723787107   4,071,000    52,000  SH           SOLE                52,000
QUALCOMM INC                        COM         747525103   3,141,000    70,789  SH           SOLE                70,789
RSC HOLDINGS INC                    COM         74972L102   3,614,000   390,311  SH           SOLE               390,311
SOLERA HOLDINGS INC                 COM         83421A104  15,551,000   562,221  SH           SOLE               562,221
SUNPOWER CORP CL A                  PUT         867652109   7,536,306   104,700  SH    PUT    SOLE               104,700
TERNIUM SA                          ADR         880890108   3,906,000    93,000  SH           SOLE                93,000
URS CORP                            COM         903236107   3,928,000    93,579  SH           SOLE                93,579
WALTER INDS INC                     COM         93317Q105   6,574,000    60,441  SH           SOLE                60,441
ZAPATA CORP                         COM         989070602     511,000    73,040  SH           SOLE                73,040
CASTLEPOINT HOLDINGS LTD            COM         G19522112     829,000    91,202  SH           SOLE                91,202
MAIDEN HOLDINGS, LTD                COM         G5753U112   3,730,000   582,766  SH           SOLE               582,766
TEEKAY CORP                         COM         Y8564W103   7,279,000   161,106  SH           SOLE               161,106
TEEKAY CORP                         CALL        Y8564W103   4,825,224   106,800  SH   CALL    SOLE               106,800
